BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss	$ 476,094	$ 462,779	$ 438,741	$ 437,438	$ 471,004	$ 443,771	$ 440,643	$ 661,618	$ 1,631,500	$ 1,809,962	$ 3,177,532
Non-cash amount	55,376				$ 76,287					229,220	2,007,180
Net cash loss	381,518	1,344,700								1,344,700
Accumulated deficit	$ 178,418,641	$ 177,942,547				$ 176,132,585				$ 177,942,547	$ 176,132,585